Leases - Schedule of Maturity of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Leases
Fiscal 2023	$ 23,395
Fiscal 2024	18,869
Fiscal 2025	13,116
Fiscal 2026	9,791
Fiscal 2027	9,446
Thereafter	36,114
Total lease payments	110,731
Less imputed interest	24,677
Present value of lease liabilities	86,054
Finance Leases
Fiscal 2023	32
Fiscal 2024	7
Total lease payments	39
Less imputed interest	1
Present value of lease liabilities	38
Total
Fiscal 2023	23,427
Fiscal 2024	18,876
Fiscal 2025	13,116
Fiscal 2026	9,791
Fiscal 2027	9,446
Thereafter	36,114
Total lease payments	110,770
Less imputed interest	24,678
Present value of lease liabilities	$ 86,092